Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Restricted Net Assets
Retained earnings balance of the Group's PRC entities after appropriation to statutory reserves	$ 26,511	¥ 171,731	¥ 146,345
The PRC
Restricted Net Assets
Restricted net assets		131,547	113,771
Retained earnings balance of the Group's PRC entities after appropriation to statutory reserves		¥ 310,514	¥ 262,568